Financial instruments and risk management - Maximum credit exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Trade accounts receivable	$ 67,913	$ 45,158
Holdbacks	558	558
Other receivables	4,121	1,090
Accrued trade receivables	9,807	0
Total accounts receivable	82,399	46,806
Contract assets	10,673	21,572
Total	$ 93,072	$ 68,378